Restricted Cash	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Restricted Cash	Restricted Cash Restricted cash consists of the following at December 31:

	2015	2014
Funds held for landfill closure and post-closure financial assurance	$—	$0.2